Interest and Investment Income, Net - Summary of Interest and Investment Income, Net (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment Income, Interest and Dividend [Abstract]
Share of loss from equity method investment	$ (3,177,885)	¥ (20,676,273)	¥ (4,805,183)
Investment income of short-term investments	542,014	3,526,506	3,406,166	¥ 764,538
Interest income	3,283,075	21,360,670	3,256,345	2,124,373
Net investment income	$ 647,204	¥ 4,210,903	¥ 1,857,328	¥ 2,888,911